Equity Incentive Plan and Stock-Based Compensation Expense	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plan and Stock-Based Compensation Expense

8. Equity Incentive Plan and Stock-Based Compensation Expense

2015 Equity Incentive Plan

In 2015, prior to the Company’s conversion to a C-corporation, the Board of Directors of its predecessor entity adopted its 2015 Equity Incentive Plan (the 2015 Plan). Following the adoption of its 2016 Equity Incentive Plan (the 2016 Plan), no awards were granted under its 2015 Plan. The Company’s 2015 Plan allowed it to provide stock options not intended to be qualified as incentive stock options within the meaning of Section 422 of the Code and restricted stock unit awards to its employees, directors and consultants and its subsidiary corporations’ employees and consultants.

In connection with its 2016 conversion to a C-corporation, each outstanding stock option agreement under the 2015 Plan was assumed by it and converted into stock options covering shares of its common stock rather than Class B common stock of its predecessor entity. Except with respect to the shares underlying such options, no other terms were amended with respect to such stock option agreements. The Company’s 2015 Plan was terminated in 2020; however, shares subject to awards granted under the 2015 Plan continue to be governed by the 2015 Plan.

2016 Equity Incentive Plan

The Company adopted the 2016 Plan, which provided for the granting of incentive stock options (ISO), non-statutory stock options (NSO) and restricted shares to employees, directors, and consultants. Under the 2016 Plan, the Company issued stock options to its employees and consultants.

Options under the 2016 Plan could have been granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board of Directors provided that the exercise price of an ISO and NSO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2016 Plan required that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions.

In March 2020, the Company reserved for issuance of 1,250,000 shares of common stock pursuant to the 2016 plan. The Company’s 2016 Plan was terminated subsequent to its IPO in June 2020; however, shares subject to awards granted under the 2016 Plan continue to be governed by the 2016 Plan. During 2020, 576,670 previously authorized and unissued shares from the 2015 plan and the 2016 plan expired.

2020 Equity Incentive Plan

The Company adopted the 2020 Equity Incentive Plan (the 2020 Plan) effective on the day prior to the effectiveness of the registration statement on Form S-1 related to the IPO, which provides for the granting of ISOs, NSOs, restricted stock, restricted stock units, stock appreciation rights, performance units, and performance shares to employees, directors, and consultants. The Company initially reserved for issuance 3,768,075 shares of common stock pursuant to the 2020 Plan. Shares subject to awards granted under the 2015 Plan or 2016 Plan were added to the available shares in the 2020 Plan. Shares subject to awards granted under the 2015 Plan and 2016 Plan that are repurchased by, or forfeited to, the Company will also be reserved for issuance under the 2020 Plan.

Since the date of incorporation and through December 31, 2020, the Company issued stock options to its employees and consultants. In most instances, the options vest over a four-year period, subject to continuing service.

Options under the 2020 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board of Directors provided that the exercise price of an ISO and NSO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2020 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions.

2020 Employee Stock Purchase Plan

The Company’s Board of Directors adopted and the Company’s stockholders approved, effective on the day prior to the effectiveness of the registration statement on Form S-1 related to the IPO, the 2020 Employee Stock Purchase Plan (ESPP). However, no offering period or purchase period under the ESPP will begin unless and until determined by the Company’s Board of Directors. The ESPP is intended to have two components: a component that is intended to qualify as an “employee stock purchase plan” under Section 423 of the Code (the 423 Component) and a component that is not intended to qualify (the Non-423 Component). The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation. At the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock at the beginning of the offering period or at the end of each applicable purchase period.

Subject to adjustment in the case of certain capitalization events, 314,006 shares of the Company’s common stock were available for purchase at adoption of the ESPP. Pursuant to the ESPP, the annual share increase pursuant to the evergreen provision is determined based on the least of (i) 628,012 shares, (ii) 1% of the Company’s common stock outstanding as of December 31 of the immediately preceding year, or (iii) such number of shares as determined by the Company’s Board of Directors. As of December 31, 2020, 314,006 shares of common stock remained available for issuance under the ESPP. During the years ended December 31, 2020 and 2019, the Company recognized no stock-based compensation expense related to the ESPP.

The following summarizes stock option activity (in thousands, except share, per share and year amounts):

	Options Outstanding
	Shares Available for Grant	Total Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	1,803,912	1,774,858	$0.84		$2,815
Granted	(773,688)	773,688	2.38
Cancelled	405,178	(405,178)	1.81

Outstanding as of December 31, 2019	1,435,402	2,143,368	$1.22	7.30	$10,555

Additions	4,441,405	—	$—
Granted	(2,598,319)	2,598,319	7.82
Exercised	—	(1,144,330)	0.55
Cancelled	90,758	(90,758)	3.43

Outstanding as of December 31, 2020	3,369,246	3,506,599	$6.27	8.79	$85,975

Exercisable as of December 31, 2020	—	951,438	$3.06	8.02	$26,364

Weighted-average grant-date fair value of the options granted during the years ended December 31, 2020 and 2019 was $5.88 per share and $1.61 per share, respectively. The intrinsic value of the options exercised during the years ended December 31, 2020 and 2019 was $29.5 million and zero, respectively.

As of December 31, 2020, the total stock-based compensation expense related to options granted but not yet amortized was $13.0 million and will be recognized over a weighted-average period of approximately 2.84 years.

Fair Value Measurement

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee and non-employee stock options is being amortized on the straight-line basis over the requisite service period of the awards.

The fair value of the shares of common stock underlying stock options has historically been determined by the Board of Directors. Because there has been no public market for the Company’s common stock, the Board of Directors has determined the fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including: external market conditions affecting the pharmaceutical and biotechnology industry and trends within the industry; the Company’s stage of development; the rights, preferences and privileges of the Company’s convertible preferred stock relative to those of the Company’s common stock; the prices at which the Company sold shares of its convertible preferred stock; the Company’s financial condition and operating results, including levels of available capital resources; the progress of the Company’s research and development efforts and business strategy; equity market conditions affecting comparable public companies; general U.S. market conditions; and the lack of marketability of the Company’s common stock.

The Black-Scholes option-pricing model requires the use of highly subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

•	Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

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Expected volatility—Since the Company does not have enough trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty. The Company will continue to apply this process until enough historical information regarding the volatility of its own stock becomes available.

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Expected term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

•	Expected dividend yield—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

For options granted to non-employee consultants, the fair value of these options is also remeasured using the Black-Scholes option-pricing model reflecting the same assumptions as applied to employee options in each of the reported periods, other than the expected life, which is assumed to be the remaining contractual life of the option.

The fair value of each employee stock option grant during the years ended December 31, 2020 and 2019 was estimated using the following weighted-average assumptions:

	Year Ended December 31,
	2019	2020
Risk-free interest rate	2.3%	0.6%
Expected volatility	70.0%	75.6%
Expected term (years)	6.08	6.10
Expected dividend yield	—	—

Stock-Based Compensation Expense

In May 2020, the Board of Directors approved a one-time repricing of certain stock options granted to our service providers with a per share exercise price of $6.14 under our 2016 Plan. Pursuant to such approval, in May 2020, the exercise price of 1,998,677 stock options (including any cancelled stock options) were automatically repriced to $4.61 per share, which the Board of Directors determined represented the fair value of the Company’s common stock as of the date of the repricing. As a result of the repricing, the weighted-average exercise price for options granted during the six months ended June 30, 2020 decreased from $6.48 per share to $5.18 per share.

The Company used the Black-Scholes option pricing model to estimate the fair value of the modified option grants immediately before and immediately after the modification in order to determine the increase in the fair value of $0.5 million for the modified option grants, which is recognized over the weighted-average remaining requisite service period of 3.3 years.

The following table summarizes the components of stock-based compensation expense recognized in the Company’s statement of operations and comprehensive loss during 2020 and 2019 (in thousands):

	Year Ended December 31,
	2019	2020
Research and development	$338	$1,943
General and administrative	130	1,113

Total stock-based compensation expense	$468	$3,056